Fees Summary	Sep. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,306,000.00
Previously Paid Amount	0.00
Total Fee Amount	456.56
Total Offset Amount	0.00
Net Fee	456.56
Narrative - Max Aggregate Offering Price	$ 3,306,000.00
Final Prospectus	true